Segment Information - Summary of Segment Reporting (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	$ 36,259,046	$ 28,637,977	$ 20,203,232
Reconciliation—effect from restatement in constant currency	5,364,209	19,115,113	31,034,922
Revenue	41,623,255	47,753,090	51,238,154
Cost of sales before effect from restatement in constant currency	22,781,664	19,290,640	14,056,754
Reconciliation—effect from restatement in constant currency	6,244,714	15,415,519	24,336,661
Cost of sales	29,026,378	34,706,159	38,393,415
Selling administrative and other expenses	3,307,456	3,743,995	3,659,754
Reconciliation - effect from restatement in constant currency	658,661	1,620,982	2,271,866
Depreciation and amortization expense	3,875,310	3,655,322	3,728,041
Reconciliation - effect from restatement in constant currency	2,608,023	2,668,868	3,115,845
Reconciliation - Effect from restatement in constant currency	(1,539,166)	2,078,612	4,426,395
Net revenues less cost of sales, selling and administrative expenses, and other gains and losses	9,289,421	9,302,936	9,184,985
Tax on debits and credits to bank accounts	(489,365)	(549,783)	(532,369)
Income (loss) from interest in companies	(403,791)	0	0
Financial results (loss), net	1,067,767	(2,068,017)	(3,007,069)
Income tax	3,780,642	2,295,947	2,370,635
Net profit for the year from discontinued operations	5,128,601	1,020,255	743,697
NET PROFIT FOR THE YEAR	11,382,119	5,505,255	4,085,070
Rail Services Segment [member]
Disclosure of operating segments [line items]
Financial results (loss), net	(784,448)
Aggregates Segment [member]
Disclosure of operating segments [line items]
Financial results (loss), net	(162,506)
Operating segments [member]
Disclosure of operating segments [line items]
Selling administrative and other expenses before effect from restatement in constant currency	2,648,795	2,123,013	1,387,888
Depreciation and amortization expense before effect from restatement in constant currency	1,267,287	986,454	612,196
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	10,828,587	7,224,324	4,758,590
Operating segments [member] | Cement masonry cement and lime segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	33,127,520	24,006,607	16,282,614
Cost of sales before effect from restatement in constant currency	19,192,151	15,250,255	10,619,292
Selling administrative and other expenses before effect from restatement in constant currency	2,380,026	1,770,540	1,084,763
Depreciation and amortization expense	801,603	721,976	415,892
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	11,555,343	6,985,812	4,578,559
Operating segments [member] | Concrete Segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	1,799,175	3,953,907	3,657,339
Cost of sales before effect from restatement in constant currency	2,291,800	3,761,272	3,421,581
Selling administrative and other expenses before effect from restatement in constant currency	30,491	119,696	117,878
Depreciation and amortization expense	188,627	61,987	32,222
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	(523,116)	72,939	117,880
Operating segments [member] | Rail Services Segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	3,088,837	2,981,609	2,136,182
Cost of sales before effect from restatement in constant currency	3,031,098	2,610,253	1,913,366
Selling administrative and other expenses before effect from restatement in constant currency	168,615	181,658	149,810
Depreciation and amortization expense	250,098	183,342	137,274
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	(110,876)	189,698	73,006
Operating segments [member] | Aggregates Segment [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	356,863	498,112	334,207
Cost of sales before effect from restatement in constant currency	439,325	525,504	360,466
Selling administrative and other expenses before effect from restatement in constant currency	(1,247)	(7,733)	(4,173)
Depreciation and amortization expense	22,533	18,879	24,139
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	(81,215)	(19,659)	(22,086)
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	173,917	157,252	117,898
Cost of sales before effect from restatement in constant currency	114,556	102,866	67,057
Selling administrative and other expenses before effect from restatement in constant currency	70,910	58,852	39,610
Depreciation and amortization expense	4,426	270	2,669
Net revenues less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	(11,549)	(4,466)	11,231
Segment-to-segment deletions [member]
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	(2,287,266)	(2,959,510)	(2,325,008)
Cost of sales before effect from restatement in constant currency	$ (2,287,266)	$ (2,959,510)	$ (2,325,008)